ADVANCES TO SUPPLIERS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Advances To Suppliers
ADVANCES TO SUPPLIERS

4. ADVANCES TO SUPPLIERS

The Company had advances to suppliers of $143,421 and $162,969 as of June 30, 2022 and December 31, 2021, respectively. Advances to suppliers primarily include prepayments for products expected to be delivered subsequent to balance sheet dates.

4. ADVANCES TO SUPPLIERS

The Company had advances to suppliers of $162,969 and $155,686 as of December 31, 2021 and 2020, respectively. Advances to suppliers primarily include prepayments for products expected to be delivered subsequent to balance sheet dates.